Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Operating expenses:
Formation and operating costs	$ (98,596)	$ (2,591,177)
Loss from operations	(98,596)	(2,591,177)
Other income (expenses):
Interest earned on investments held in Trust Account	528,297	3,898,569
Change in fair value of Forward Purchase Agreements	(1,035,264)	(353,731)
Prepaid forward derivative	(144,770)	(144,770)
Change in fair value of warrant liabilities	(266,667)	(266,667)
Income (loss) before income tax expense	(1,017,000)	542,224
Income tax expense	(121,245)	(962,768)
Net income (loss)	$ (1,138,245)	$ (420,544)
Class A redeemable common stock
Other income (expenses):
Weighted average shares outstanding, basic	4,312,774	18,026,419
Weighted average shares outstanding, diluted	4,312,774	18,026,419
Class A common stock
Other income (expenses):
Weighted average shares outstanding, basic	4,312,774	18,026,419
Weighted average shares outstanding, diluted	4,312,774	18,026,419
Basic net income (loss) per share of common stock	$ (0.08)	$ (0.01)
Diluted net income (loss) per share of common stock	$ (0.08)	$ (0.01)
Class B common stock
Other income (expenses):
Weighted average shares outstanding, basic	10,625,000	10,625,000
Weighted average shares outstanding, diluted	10,625,000	10,625,000
Basic net income (loss) per share of common stock	$ (0.08)	$ (0.01)
Diluted net income (loss) per share of common stock	$ (0.08)	$ (0.01)